Short-Term Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (1.2%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	3.100%	9/1/24	150	150
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	175	176
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	50	50
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	150	150
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	140	141
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	275	277
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	155	156
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	515	542
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	120	121
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	370	381
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	105	111
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	155	162
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	420	453
Alabama GO	5.000%	8/1/27	95	100
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	390	422
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	275	311
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	70	80
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	405	407
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	160	161
Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	10	11
Jefferson County AL Sewer Revenue	5.000%	10/1/27	100	107
Jefferson County AL Sewer Revenue	5.000%	10/1/28	100	109
Jefferson County AL Sewer Revenue	5.000%	10/1/29	100	110
Jefferson County AL Sewer Revenue	5.000%	10/1/30	100	112
				4,800

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona (1.6%)
Arizona COP, ETM	5.000%	10/1/24	175	177
Arizona COP, ETM	5.000%	10/1/25	160	165
Arizona COP, ETM	5.000%	10/1/26	80	84
Arizona COP, ETM	5.000%	10/1/27	250	270
Arizona COP, ETM	5.000%	10/1/28	75	83
Arizona COP, ETM	5.000%	10/1/29	10	11
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	100	101
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	45	47
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/27	35	38
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/28	5	5
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/28	105	115
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	100	115
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	1,000	1,005
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	165	166
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	350	352
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	50	50
Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	200	215
Arizona Lottery Revenue, ETM	5.000%	7/1/28	15	16
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	340	342
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	665	669
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	70	72
Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/29	130	130
Phoenix AZ GO	5.000%	7/1/27	350	368
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/25	115	116
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	110	111
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	200	200
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	35	35
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	140	142
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	65	68
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	150	160
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	150	159
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	50	53
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	200	208
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/27	35	37
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/27	135	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	105	114
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	115	125
					6,268
Arkansas (0.0%)
	Little Rock AR Water Reclamation System Sewer Revenue, Prere.	3.500%	4/1/25	135	136
California (17.4%)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/25	50	48
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	120	98
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	85	92
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	260	287
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/29	135	140
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/29	135	153
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	255	265
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	25	29
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	100	100
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	400	393
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	300	279
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	110	118
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/29	205	234
	California Department of Water Resources Water Revenue	5.000%	12/1/24	255	259
	California Department of Water Resources Water Revenue	5.000%	12/1/25	140	142
	California Department of Water Resources Water Revenue	5.000%	12/1/27	170	187
	California Department of Water Resources Water Revenue	5.000%	12/1/28	130	139
	California Department of Water Resources Water Revenue	5.000%	12/1/29	200	213
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	365	370
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	370	376
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	340	345
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	210	213
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	75	79
	California GO	5.000%	4/1/24	365	366
	California GO	5.000%	4/1/24	100	100
	California GO	5.000%	8/1/24	265	267
	California GO	5.000%	8/1/24	170	171
	California GO	5.000%	8/1/24	130	131
	California GO	5.000%	8/1/24	155	156
	California GO	5.000%	8/1/24	215	217
	California GO	5.000%	9/1/24	170	172
	California GO	5.000%	9/1/24	200	202
	California GO	5.000%	9/1/24	130	131
	California GO	4.000%	10/1/24	900	905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	10/1/24	155	157
	California GO	5.000%	10/1/24	200	202
	California GO	5.000%	10/1/24	300	303
	California GO	5.000%	10/1/24	100	101
	California GO	5.000%	11/1/24	100	101
	California GO	5.000%	11/1/24	380	385
	California GO	5.000%	11/1/24	115	116
	California GO	4.000%	12/1/24	270	272
	California GO	5.000%	12/1/24	100	101
	California GO	5.000%	12/1/24	30	30
	California GO	5.000%	3/1/25	100	102
	California GO	5.000%	4/1/25	80	82
	California GO	5.000%	8/1/25	180	185
	California GO	5.000%	8/1/25	150	154
	California GO	5.000%	8/1/25	275	283
	California GO	5.000%	9/1/25	100	103
	California GO	5.000%	9/1/25	100	103
	California GO	5.000%	9/1/25	25	26
	California GO	5.000%	9/1/25	55	57
	California GO	5.000%	9/1/25	30	31
	California GO	5.000%	9/1/25	525	541
	California GO	4.000%	10/1/25	1,000	1,018
	California GO	5.000%	10/1/25	215	222
	California GO	5.000%	10/1/25	25	26
	California GO	5.000%	10/1/25	250	258
	California GO	5.000%	10/1/25	310	320
	California GO	4.000%	11/1/25	15	15
	California GO	5.000%	11/1/25	115	119
	California GO	5.000%	11/1/25	235	243
	California GO	5.000%	11/1/25	120	124
	California GO	5.000%	11/1/25	300	310
	California GO	3.250%	2/1/26	100	100
	California GO	5.000%	3/1/26	150	153
	California GO	5.000%	4/1/26	85	89
	California GO	5.000%	4/1/26	290	303
	California GO	5.000%	4/1/26	50	52
	California GO	5.000%	8/1/26	165	174
	California GO	5.000%	8/1/26	325	335
	California GO	5.000%	8/1/26	205	216
	California GO	5.000%	8/1/26	100	105
	California GO	5.000%	9/1/26	150	158
	California GO	5.000%	9/1/26	200	211
	California GO	5.000%	9/1/26	100	106
	California GO	5.000%	9/1/26	200	211
	California GO	4.000%	10/1/26	75	77
	California GO	5.000%	10/1/26	35	37
	California GO	5.000%	10/1/26	415	439
	California GO	5.000%	10/1/26	260	272
	California GO	5.000%	10/1/26	100	106
	California GO	4.000%	11/1/26	190	196
	California GO	5.000%	11/1/26	200	212
	California GO	5.000%	11/1/26	30	32
	California GO	5.000%	12/1/26	650	690
[2]	California GO	5.000%	2/1/27	5	5
	California GO	5.000%	3/1/27	250	255
	California GO	5.000%	3/1/27	350	357
	California GO	5.000%	4/1/27	370	396
	California GO	3.500%	8/1/27	105	107

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	8/1/27	275	290
California GO	5.000%	8/1/27	200	211
California GO	5.000%	8/1/27	25	27
California GO	4.000%	9/1/27	260	272
California GO	5.000%	9/1/27	80	85
California GO	5.000%	9/1/27	25	26
California GO	5.000%	9/1/27	240	260
California GO	5.000%	10/1/27	75	79
California GO	5.000%	10/1/27	175	190
California GO	5.000%	10/1/27	100	108
California GO	4.000%	11/1/27	220	221
California GO	5.000%	11/1/27	335	364
California GO	5.000%	11/1/27	160	174
California GO	5.000%	12/1/27	365	397
California GO	5.000%	4/1/28	330	362
California GO	5.000%	8/1/28	730	770
California GO	5.000%	8/1/28	135	142
California GO	5.000%	8/1/28	270	292
California GO	5.000%	8/1/28	40	41
California GO	5.000%	8/1/28	225	243
California GO	5.000%	8/1/28	120	132
California GO	4.000%	9/1/28	65	67
California GO	5.000%	9/1/28	475	502
California GO	5.000%	9/1/28	155	164
California GO	5.000%	10/1/28	235	260
California GO	5.000%	10/1/28	235	260
California GO	5.000%	10/1/28	100	111
California GO	4.000%	11/1/28	100	101
California GO	5.000%	11/1/28	115	125
California GO	5.000%	11/1/28	115	128
California GO	5.000%	11/1/28	125	139
California GO	3.000%	3/1/29	80	80
California GO	3.000%	3/1/29	215	215
California GO	5.000%	4/1/29	460	515
California GO	5.000%	4/1/29	250	280
California GO	3.000%	8/1/29	5	5
California GO	5.000%	8/1/29	295	311
California GO	5.000%	8/1/29	165	179
California GO	5.000%	8/1/29	250	257
California GO	5.000%	8/1/29	120	126
California GO	5.000%	8/1/29	5	5
California GO	5.000%	8/1/29	70	77
California GO	5.000%	8/1/29	315	341
California GO	5.000%	8/1/29	105	114
California GO	5.000%	9/1/29	155	164
California GO	5.000%	9/1/29	55	58
California GO	5.000%	9/1/29	135	153
California GO	5.000%	10/1/29	50	51
California GO	5.000%	10/1/29	260	272
California GO	5.000%	10/1/29	200	222
California GO	5.000%	10/1/29	5	6
California GO	5.000%	10/1/29	200	226
California GO	5.000%	11/1/29	220	239
California GO	5.000%	11/1/29	470	533
California GO	5.000%	3/1/30	350	357
California GO	5.000%	3/1/30	310	355
California GO	5.000%	4/1/30	10	11
California GO	5.000%	4/1/30	320	366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/30	245	280
	California GO	5.000%	8/1/30	405	426
	California GO	5.000%	8/1/30	440	476
	California GO	5.000%	8/1/30	395	428
	California GO	5.000%	8/1/30	435	481
	California GO	5.000%	8/1/30	25	26
	California GO	5.000%	9/1/30	95	100
	California GO	5.000%	9/1/30	125	132
	California GO	5.000%	9/1/30	5	6
	California GO	5.000%	9/1/30	300	346
	California GO	5.000%	10/1/30	65	73
	California GO	5.000%	10/1/30	135	156
	California GO	5.000%	10/1/30	260	300
	California GO	5.000%	11/1/30	120	139
	California GO	5.000%	12/1/30	70	81
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	300	328
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	480	528
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	115	126
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	4/1/28	100	111
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	170	172
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	35	36
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	60	62
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	150	162
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	50	55
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	30	33
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	45	47
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	90	92
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	300	316
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	10	11
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	395	404
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/27	335	364
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	125	139
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	85	92
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	15	16
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	195	210
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	200	228
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/24	100	101
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/24	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/25	100	103
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	120	124
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	100	106
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	100	108
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	100	109
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/28	100	111
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	100	112
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/29	100	113
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/30	100	115
	California State University College & University Revenue	5.000%	11/1/25	300	311
	California State University College & University Revenue	5.000%	11/1/25	50	52
	California State University College & University Revenue	5.000%	11/1/26	150	155
	California State University College & University Revenue	5.000%	11/1/27	40	42
	California State University College & University Revenue	3.250%	11/1/28	50	50
	California State University College & University Revenue	5.000%	11/1/28	75	79
	California State University College & University Revenue	5.000%	11/1/28	115	124
	California State University College & University Revenue	5.000%	11/1/29	20	22
	California State University College & University Revenue	5.000%	11/1/30	70	75
	California State University College & University Revenue	5.000%	11/1/30	240	252
	California State University College & University Revenue PUT	0.550%	11/1/26	75	68
	California State University College & University Revenue PUT	3.125%	11/1/26	250	250
	California State University College & University Revenue, Prere.	4.000%	11/1/24	205	206
	California State University College & University Revenue, Prere.	5.000%	11/1/24	5	5
	California State University College & University Revenue, Prere.	5.000%	11/1/24	1,000	1,013
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	730	742
[1]	Coast Community College District GO	0.000%	8/1/28	245	214
	Coast Community College District GO	4.500%	8/1/39	110	118
	Coast Community College District GO, Prere.	5.000%	8/15/25	385	396
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	100	103
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/26	90	92
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/27	40	41
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	120	123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	50	51
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.250%	3/1/24	100	100
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	35	34
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	189
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	90
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	130	114
	Glendale CA Community College District GO	5.250%	8/1/41	80	87
	Glendale Unified School District GO, Prere.	4.000%	9/1/25	10	10
	Los Angeles CA Community College District GO	5.000%	8/1/24	100	101
	Los Angeles CA Community College District GO	5.000%	8/1/25	95	98
	Los Angeles CA Community College District GO	5.000%	8/1/25	105	108
	Los Angeles CA Community College District GO	5.000%	8/1/25	200	206
	Los Angeles CA Community College District GO	5.000%	6/1/26	115	121
	Los Angeles CA Community College District GO	5.000%	8/1/26	130	138
	Los Angeles CA Community College District GO	5.000%	8/1/26	100	106
	Los Angeles CA Community College District GO	5.000%	8/1/27	330	358
	Los Angeles CA Community College District GO	5.000%	8/1/28	115	128
	Los Angeles CA Community College District GO	5.000%	8/1/29	100	114
	Los Angeles CA Community College District GO	5.000%	8/1/30	100	117
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	15	15
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	10	10
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	290	291
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	140	141
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	280	282
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	35	35
	Los Angeles CA Unified School District GO	5.000%	7/1/24	120	121
	Los Angeles CA Unified School District GO	5.000%	7/1/24	125	126
	Los Angeles CA Unified School District GO	5.000%	7/1/24	65	65
	Los Angeles CA Unified School District GO	5.000%	7/1/25	100	103
	Los Angeles CA Unified School District GO	5.000%	7/1/25	380	391
	Los Angeles CA Unified School District GO	5.000%	7/1/25	10	10
	Los Angeles CA Unified School District GO	5.000%	7/1/25	115	118
	Los Angeles CA Unified School District GO	5.000%	7/1/25	50	50
	Los Angeles CA Unified School District GO	5.000%	7/1/26	65	67
	Los Angeles CA Unified School District GO	5.000%	7/1/26	525	554
	Los Angeles CA Unified School District GO	5.000%	7/1/27	160	174
	Los Angeles CA Unified School District GO	5.000%	7/1/27	435	472
	Los Angeles CA Unified School District GO	5.000%	7/1/27	180	195
	Los Angeles CA Unified School District GO	5.000%	7/1/28	125	137
	Los Angeles CA Unified School District GO	5.000%	7/1/28	165	183
	Los Angeles CA Unified School District GO	5.000%	7/1/28	40	44
	Los Angeles CA Unified School District GO	5.000%	7/1/28	200	212
	Los Angeles CA Unified School District GO	5.000%	7/1/29	200	219
	Los Angeles CA Unified School District GO	5.000%	7/1/29	185	210
	Los Angeles CA Unified School District GO	5.000%	7/1/30	205	224
	Los Angeles CA Unified School District GO	5.000%	7/1/30	150	174
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	200	205

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	235	248
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	60	67
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	30	35
Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/28	85	95
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	15	15
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	70	74
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	145	157
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	345	383
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	205	233
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	45	51
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	200	232
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	150	166
Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/29	35	39
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	75	77
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	195	201
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	145	153
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	205	217
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	75	79
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	60	61
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	225	250
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	25	28
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	120	137
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	100	114
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	50	57
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	300	305
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	110	128
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	260	281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	50	55
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	140	149
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	85	90
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	100	106
	Los Angeles Unified School District GO	2.000%	7/1/29	60	56
	Los Rios Community College District GO	3.000%	8/1/25	160	160
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	165	170
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	465	456
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	55	60
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	190	206
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	200	200
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/29	55	63
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/29	40	46
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	135	152
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	715	736
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	300	311
	Oxnard Union High School District GO	5.000%	8/1/42	10	11
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	5	5
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	125	128
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	100	104
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	210	242
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	195	205
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	200	207
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	5	5
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/24	200	203
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	360	373
	San Diego CA Unified School District GO	5.000%	7/1/25	200	206
	San Diego CA Unified School District GO	5.000%	7/1/26	100	103
[1]	San Diego CA Unified School District GO	5.500%	7/1/26	5	5
[1]	San Diego CA Unified School District GO	5.500%	7/1/27	50	55
	San Diego CA Unified School District GO	5.000%	7/1/28	200	223
[1]	San Diego CA Unified School District GO	5.250%	7/1/28	175	197
	San Diego CA Unified School District GO	4.000%	7/1/29	40	41
	San Diego CA Unified School District GO	5.000%	7/1/29	105	120
	San Diego CA Unified School District GO, Prere.	6.000%	7/1/24	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Community College District GO, Prere.	4.000%	8/1/26	310	320
	San Diego Community College District GO, Prere.	5.000%	8/1/26	25	26
	San Diego Community College District GO, Prere.	5.000%	8/1/26	230	243
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	10	10
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	320	328
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/26	70	71
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	35	37
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	160	169
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	165	175
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	125	132
	San Francisco CA City & County GO	5.000%	6/15/25	105	108
	San Francisco CA City & County GO	5.000%	6/15/27	240	260
	San Francisco CA City & County GO	5.000%	6/15/29	35	40
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	45	46
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	25	26
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/26	10	11
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	35	37
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	70	72
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	100	109
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	95	106
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	105	120
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	10	12
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	100	106
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	240	233
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	50	49
	San Jose Evergreen Community College District GO, Prere.	4.000%	9/1/24	255	256
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	200	202
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	50	52
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	200	206
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	1,010	1,039
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/25	55	56
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/26	5	5
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/27	10	11

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Santa Clara Valley Water District (Water Utility System Important Project) COP	4.000%	6/1/26	55	57
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	100	101
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	30	31
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	180	183
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/29	50	57
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/30	50	58
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	50	48
University of California College & University Revenue	5.000%	5/15/24	125	125
University of California College & University Revenue	5.000%	5/15/24	75	75
University of California College & University Revenue	5.000%	5/15/25	150	154
University of California College & University Revenue	5.000%	5/15/26	100	103
University of California College & University Revenue	5.000%	5/15/26	75	79
University of California College & University Revenue	5.000%	5/15/26	200	210
University of California College & University Revenue	5.000%	5/15/27	50	51
University of California College & University Revenue	5.000%	5/15/27	85	92
University of California College & University Revenue	5.000%	5/15/28	250	277
University of California College & University Revenue	5.000%	5/15/28	170	189
University of California College & University Revenue	3.250%	5/15/29	75	75
University of California College & University Revenue	5.000%	5/15/29	145	165
University of California College & University Revenue	5.000%	5/15/29	190	205
University of California College & University Revenue	5.000%	5/15/30	115	124
University of California College & University Revenue (Limited Project)	5.000%	5/15/25	50	51
University of California College & University Revenue (Limited Project)	5.000%	5/15/27	230	236
University of California College & University Revenue (Limited Project)	5.000%	5/15/28	75	77
University of California College & University Revenue (Limited Project)	5.000%	5/15/29	115	118
University of California College & University Revenue (Limited Project)	5.000%	5/15/30	100	103
University of California College & University Revenue, Prere.	5.000%	5/15/24	15	15
University of Cincinnati College & University Revenue	5.000%	5/15/29	310	352
Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	100	104
Yosemite Community College District GO, Prere.	5.000%	8/1/25	75	77
				68,510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado (0.8%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/24	30	30
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/29	105	119
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	25	27
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	240	253
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	460	468
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/25	55	57
	Denver City & County School District No. 1 GO	5.000%	12/1/24	25	25
	Denver City & County School District No. 1 GO	5.000%	12/1/25	40	41
	Denver City & County School District No. 1 GO	4.000%	12/1/26	150	152
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	160	162
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	100	103
	Denver CO City & County GO	5.000%	8/1/26	90	95
	Denver CO City & County GO	5.000%	8/1/28	100	110
	Denver CO City & County GO	5.000%	8/1/29	145	163
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/28	90	100
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	65	64
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	110	93
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	70	57
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	100	90
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	50	54
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	150	163
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	100	111
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	175	198
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	150	149
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	85	90
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	70	74
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	20	21
					3,069
Connecticut (2.6%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/29	35	36
	Connecticut GO	5.000%	3/15/24	200	200
	Connecticut GO	5.000%	4/15/24	200	200
	Connecticut GO	5.000%	8/1/24	410	413
	Connecticut GO	5.000%	11/15/24	70	71
	Connecticut GO	5.000%	4/15/25	35	36
	Connecticut GO	5.000%	5/15/25	50	51
	Connecticut GO	5.000%	8/1/25	100	103
	Connecticut GO	5.000%	9/15/25	300	309
	Connecticut GO	5.000%	1/15/26	150	156
	Connecticut GO	5.000%	4/15/26	100	104
	Connecticut GO	5.000%	5/15/26	55	58
	Connecticut GO	5.000%	11/15/26	125	129

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	4.000%	1/15/27	100	103
Connecticut GO	5.000%	4/15/27	145	155
Connecticut GO	5.000%	5/15/27	45	47
Connecticut GO	5.000%	6/15/27	25	26
Connecticut GO	5.000%	9/15/27	50	54
Connecticut GO	4.000%	1/15/28	125	131
Connecticut GO	5.000%	1/15/28	60	65
Connecticut GO	5.000%	4/15/28	270	295
Connecticut GO	5.000%	4/15/28	250	273
Connecticut GO	5.000%	11/15/28	80	89
Connecticut GO	5.000%	11/15/28	265	293
Connecticut GO	5.000%	4/15/29	200	223
Connecticut GO	3.250%	11/15/29	50	50
Connecticut GO	5.000%	11/15/29	115	130
Connecticut GO	4.000%	1/15/30	220	236
Connecticut GO	5.000%	4/15/30	150	167
Connecticut GO	5.000%	9/15/30	40	46
Connecticut GO	5.000%	11/15/30	10	12
Connecticut GO	5.000%	1/15/31	55	62
Connecticut Special Obligation Revenue	5.000%	8/1/26	10	10
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	120	120
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/24	210	211
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	60	61
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	150	153
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	80	82
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	245	252
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	75	78
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	100	105
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	100	105
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	175	176
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/26	230	243
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	90	96
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	55	59
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	100	108
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	145	149
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	135	142
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	100	108
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	160	174
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	125	137
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	120	123
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	390	410
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	50	56
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	155	174
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	20	21
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	210	212
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	15	17
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	100	114
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	120	126
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	400	394
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	850	838
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	315	305
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/26	10	10
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/27	400	398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	40	44
					10,134
Delaware (0.1%)
	Delaware GO	5.000%	1/1/28	167	182
	Delaware GO	5.000%	3/1/29	25	28
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	105	121
					331
District of Columbia (1.2%)
	Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/24	340	344
	District of Columbia College & University Revenue	5.000%	4/1/30	30	32
	District of Columbia GO	5.000%	6/1/24	370	372
	District of Columbia GO	5.000%	10/15/26	100	106
	District of Columbia GO	5.000%	10/15/27	50	54
	District of Columbia GO	5.000%	6/1/29	370	415
	District of Columbia GO	5.000%	10/15/30	155	173
	District of Columbia Income Tax Revenue	5.000%	10/1/24	185	187
	District of Columbia Income Tax Revenue	5.000%	10/1/25	180	186
	District of Columbia Income Tax Revenue	5.000%	12/1/25	65	67
	District of Columbia Income Tax Revenue	5.000%	10/1/26	285	301
	District of Columbia Income Tax Revenue	5.000%	10/1/27	190	206
	District of Columbia Income Tax Revenue	5.000%	12/1/27	90	98
	District of Columbia Income Tax Revenue	5.000%	10/1/28	20	22
	District of Columbia Income Tax Revenue	5.000%	3/1/29	55	61
	District of Columbia Income Tax Revenue	5.000%	10/1/29	5	6
	District of Columbia Income Tax Revenue	5.000%	12/1/29	140	159
	District of Columbia Income Tax Revenue	5.000%	3/1/30	255	287
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/30	65	52
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	500	545
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	10	10
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	160	172
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	725	775
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/30	130	149
					4,779
Florida (2.4%)
	Broward County FL School District COP	5.000%	7/1/24	50	50
	Broward County FL School District COP	5.000%	7/1/26	90	92
	Broward County FL School District COP	5.000%	7/1/28	945	1,035
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	115	123
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	160	167
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	360	367
[1]	Duval County Public Schools COP	5.000%	7/1/25	100	102
[1]	Duval County Public Schools COP	5.000%	7/1/27	170	182
[1]	Duval County Public Schools COP	5.000%	7/1/28	280	307
[1]	Duval County Public Schools COP	5.000%	7/1/29	185	207
[1]	Duval County Public Schools COP	5.000%	7/1/30	1,000	1,140

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida Department of Management Services COP	5.000%	11/1/26	140	148
Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	50	50
Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	50	51
Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	120	129
Florida GO	5.000%	6/1/27	105	113
Florida GO	5.000%	6/1/29	190	213
Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	200	201
Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	100	101
Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	110	114
Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	100	105
Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	100	104
Florida Lottery Revenue	5.000%	7/1/25	50	51
Florida Lottery Revenue	5.000%	7/1/25	110	113
Florida Lottery Revenue	5.000%	7/1/27	415	446
Florida Lottery Revenue	5.000%	7/1/28	70	77
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	130	131
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	170	178
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	60	63
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	205	214
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	35	37
Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	25	25
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	125	134
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	30	32
JEA Water & Sewer System Water Revenue	5.000%	10/1/29	20	22
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	240	241
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	125	126
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/24	120	121
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/25	110	114
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	520	534
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	105	113
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/28	180	193
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/29	20	21
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	100	102
Miami-Dade County School Board COP	5.000%	2/1/26	60	62
Miami-Dade County School Board COP	5.000%	5/1/27	65	66

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County School Board COP	5.000%	5/1/28	135	137
	Miami-Dade County School Board COP	5.000%	2/1/29	155	161
	Orange County School Board COP, Prere.	5.000%	8/1/25	105	108
	Orange County School Board COP, Prere.	5.000%	8/1/25	100	103
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	180	158
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	55	56
	Palm Beach County School District COP	5.000%	8/1/27	140	151
	Palm Beach County School District COP	5.000%	8/1/27	10	10
	School Board of Miami-Dade County COP	4.000%	8/1/29	155	155
[4]	Tampa Bay Water Revenue	6.000%	10/1/29	215	254
					9,610
Georgia (1.9%)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	150	154
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	100	114
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/25	25	26
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/26	45	46
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	35	37
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	245	251
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	10	10
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	95	97
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	8/15/46	55	55
	Georgia GO	5.000%	7/1/25	100	103
	Georgia GO	5.000%	7/1/25	50	51
	Georgia GO	5.000%	7/1/25	100	103
	Georgia GO	5.000%	8/1/25	165	170
	Georgia GO	4.000%	1/1/26	100	102
	Georgia GO	5.000%	1/1/26	85	88
	Georgia GO	4.000%	2/1/26	165	165
	Georgia GO	5.000%	2/1/26	105	109
	Georgia GO	5.000%	2/1/26	60	62
	Georgia GO	5.000%	7/1/26	130	137
	Georgia GO	4.000%	1/1/27	100	104
	Georgia GO	5.000%	2/1/27	200	213
	Georgia GO	5.000%	7/1/27	75	81
	Georgia GO	5.000%	7/1/27	15	16
	Georgia GO	5.000%	7/1/27	20	21
	Georgia GO	5.000%	7/1/27	100	108
	Georgia GO	5.000%	8/1/27	145	157
	Georgia GO	4.000%	1/1/28	100	105
	Georgia GO	5.000%	2/1/28	285	304
	Georgia GO	5.000%	7/1/28	430	474
	Georgia GO	5.000%	7/1/28	110	119
	Georgia GO	5.000%	8/1/28	140	155
	Georgia GO	3.000%	2/1/29	140	139
	Georgia GO	5.000%	2/1/29	250	267
	Georgia GO	4.000%	7/1/29	65	70
	Georgia GO	5.000%	7/1/29	10	11
	Georgia GO	5.000%	7/1/29	10	11
	Georgia GO	5.000%	8/1/29	50	56
	Georgia GO	5.000%	2/1/30	30	31
	Georgia GO	5.000%	2/1/30	100	107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	7/1/30	270	303
	Georgia GO	5.000%	7/1/30	150	172
	Georgia GO	5.000%	7/1/30	90	99
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.000%	1/1/25	5	5
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	75	77
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	250	262
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	270	289
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	105	115
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	120	134
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	5	6
	Gwinnett County School District GO	5.000%	8/1/27	270	292
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/24	185	186
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	75	76
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	140	158
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	300	338
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	90	103
	Private Colleges & Universities Authority College & University Revenue, Prere.	5.000%	4/1/24	275	275
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (Sandy Springs City Center Project), Prere.	4.000%	5/1/26	335	343
					7,662
Hawaii (0.8%)
	Hawaii GO	5.000%	8/1/24	50	50
	Hawaii GO	5.000%	10/1/24	165	167
	Hawaii GO	5.000%	10/1/25	135	139
	Hawaii GO	5.000%	1/1/26	75	78
	Hawaii GO	4.000%	4/1/26	10	10
	Hawaii GO	5.000%	5/1/26	140	146
	Hawaii GO	5.000%	10/1/26	170	175
	Hawaii GO	5.000%	10/1/26	165	174
	Hawaii GO	5.000%	8/1/27	350	353
	Hawaii GO	5.000%	10/1/27	45	47
	Hawaii GO	5.000%	10/1/27	50	53
	Hawaii GO	5.000%	5/1/28	50	53
	Hawaii GO	5.000%	1/1/29	210	228
	Hawaii GO	5.000%	10/1/29	95	100
	Hawaii GO	5.000%	1/1/30	235	254
	Hawaii GO	5.000%	10/1/30	20	21
	Hawaii GO, Prere.	5.000%	10/1/25	30	31
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/26	50	53
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	75	80
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	120	131
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	230	261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/30	25	27
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/27	285	304
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	9/1/29	5	6
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/30	100	114
					3,055
Idaho (0.1%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	230	256
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	60	63
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/27	15	16
					335
Illinois (6.2%)
	Chicago IL GO	5.000%	1/1/25	500	505
	Chicago IL GO	5.000%	1/1/26	150	154
	Chicago IL GO	5.000%	1/1/27	250	261
	Chicago IL GO	5.000%	1/1/28	155	164
	Chicago IL GO	0.000%	1/1/29	100	82
	Chicago IL GO	5.000%	1/1/29	150	161
	Chicago IL GO	5.000%	1/1/30	50	54
[4]	Chicago IL GO, ETM	0.000%	1/1/28	135	120
	Chicago IL GO, Prere.	5.250%	1/1/25	210	213
[6]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	100	104
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	120	122
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	80	81
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	20	20
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	230	233
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	65	69
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	215	218
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	105	108
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	65	72
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	295	299
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	300	322
	Cook County IL GO	5.000%	11/15/24	50	51
	Cook County IL GO	4.000%	11/15/25	60	61
	Cook County IL GO	5.000%	11/15/25	265	273
	Cook County IL GO	4.000%	11/15/26	85	87
[1]	Cook County IL GO	5.000%	11/15/26	45	47
	Cook County IL GO	4.000%	11/15/27	175	182
	Cook County IL GO	5.000%	11/15/28	45	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County IL GO	5.000%	11/15/29	140	156
	Illinois Finance Authority College & University Revenue	5.000%	10/1/27	50	50
	Illinois GO	5.000%	3/1/24	475	475
	Illinois GO	5.000%	3/1/24	250	250
	Illinois GO	5.000%	7/1/24	135	136
	Illinois GO	5.000%	11/1/24	870	878
	Illinois GO	5.000%	12/1/24	250	253
	Illinois GO	5.000%	2/1/25	430	436
	Illinois GO	5.000%	3/1/25	70	71
	Illinois GO	5.000%	3/1/25	650	660
	Illinois GO	5.000%	3/1/25	500	507
	Illinois GO	5.000%	7/1/25	220	224
	Illinois GO	5.000%	11/1/25	80	82
	Illinois GO	5.000%	12/1/25	135	139
	Illinois GO	5.000%	2/1/26	150	150
	Illinois GO	5.000%	2/1/26	110	113
	Illinois GO	5.000%	3/1/26	100	103
	Illinois GO	5.000%	3/1/26	150	155
	Illinois GO	5.000%	7/1/26	240	249
	Illinois GO	5.000%	11/1/26	625	653
	Illinois GO	5.000%	2/1/27	120	126
	Illinois GO	5.000%	3/1/27	145	152
	Illinois GO	5.000%	3/1/27	200	210
	Illinois GO	5.000%	5/1/27	300	301
	Illinois GO	5.000%	6/1/27	155	160
	Illinois GO	5.000%	7/1/27	125	132
	Illinois GO	5.000%	11/1/27	795	845
	Illinois GO	5.000%	2/1/28	1,050	1,103
	Illinois GO	5.000%	3/1/28	300	321
	Illinois GO	5.000%	3/1/28	125	134
	Illinois GO	5.000%	3/1/28	50	53
	Illinois GO	5.000%	5/1/28	100	107
	Illinois GO	5.000%	7/1/28	355	382
	Illinois GO	5.000%	10/1/28	120	130
	Illinois GO	5.000%	11/1/28	335	356
	Illinois GO	5.000%	12/1/28	25	27
	Illinois GO	5.000%	3/1/29	250	272
	Illinois GO	5.000%	5/1/29	100	109
	Illinois GO	5.000%	7/1/29	500	547
	Illinois GO	5.000%	10/1/29	100	108
	Illinois GO	5.000%	11/1/29	250	266
[1]	Illinois GO	4.000%	2/1/30	365	374
	Illinois GO	5.250%	2/1/30	100	100
	Illinois GO	5.000%	3/1/30	295	326
	Illinois GO	5.000%	5/1/30	100	111
	Illinois GO	5.500%	5/1/30	325	362
	Illinois GO	5.000%	7/1/30	310	345
[1]	Illinois GO	4.000%	2/1/31	90	92
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	240	243
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	115	118
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	235	240
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	40	41
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	375	381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	100	102
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	155	157
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	160	166
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	10	10
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	345	366
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	5	5
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	325	352
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	115	127
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	345	382
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	15	17
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	130	147
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	125	141
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	275	310
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	345	309
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	110	94
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	60	61
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	125	129
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	210	222
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	10	10
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	50	53
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	40	42
	Metropolitan Water Reclamation District of Greater Chicago GO, Prere.	5.000%	12/1/24	880	891
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/29	200	226
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	10	11
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/30	605	678
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	250	284
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	150	152
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	160	169
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	145	156
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	50	55
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	95	106
[1]	St Clair County Community Unit School District No. 187 Cahokia GO, ETM	4.000%	1/1/28	25	26
					24,483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana (0.4%)
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	200	207
	Indiana Finance Authority Lease Revenue	5.000%	2/1/26	25	26
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	55	58
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	100	105
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	35	38
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	245	275
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	100	102
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	315	331
	Indiana Finance Authority Water Revenue (State Revolving Program)	5.000%	2/1/29	60	65
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/30	50	55
[2]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/27	235	213
					1,475
Iowa (0.1%)
	Iowa Finance Authority Water Revenue	5.000%	8/1/27	60	65
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	165	178
	Iowa Finance Authority Water Revenue	5.000%	8/1/30	150	162
					405
Kansas (0.4%)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	65	65
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	105	106
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	250	252
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	135	139
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	105	108
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	300	308
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	290	298
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	25	26
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	250	258
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	120	128
					1,688
Kentucky (0.3%)
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.000%	9/1/26	100	101
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	60	60
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	75	77
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	300	317
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	60	63
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	205	216

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	130	133
				967
Louisiana (0.6%)
East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	435	443
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	105	107
Louisiana GO	5.000%	8/1/25	375	378
Louisiana GO	5.000%	8/1/26	25	26
Louisiana GO	5.000%	8/1/27	90	94
Louisiana GO	5.000%	8/1/28	200	210
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	100	106
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	160	169
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	5/15/27	140	145
New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	150	150
New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	445	451
				2,279
Maryland (3.3%)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	100	101
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	45	46
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	80	83
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	440	443
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	125	132
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	140	148
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	160	173
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	80	85
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	140	152
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	70	76
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	60	63
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	255	252
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	65	70
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	175	185
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	115	115
Maryland GO	5.000%	3/15/24	510	510
Maryland GO	5.000%	6/1/24	1,025	1,029
Maryland GO	5.000%	8/1/24	500	504
Maryland GO	5.000%	8/1/24	50	50

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	5.000%	8/1/24	175	176
Maryland GO	5.000%	8/1/24	125	126
Maryland GO	5.000%	8/1/25	220	226
Maryland GO	5.000%	8/1/25	300	309
Maryland GO	5.000%	8/1/25	145	149
Maryland GO	5.000%	3/15/26	35	37
Maryland GO	5.000%	3/15/26	245	256
Maryland GO	5.000%	3/15/26	125	130
Maryland GO	5.000%	6/1/26	85	85
Maryland GO	3.000%	8/1/26	120	120
Maryland GO	5.000%	8/1/26	190	200
Maryland GO	5.000%	8/1/26	55	58
Maryland GO	5.000%	8/1/26	100	105
Maryland GO	5.000%	3/1/27	45	48
Maryland GO	5.000%	3/15/27	280	300
Maryland GO	5.000%	3/15/27	160	171
Maryland GO	5.000%	3/15/27	80	86
Maryland GO	4.000%	6/1/27	50	50
Maryland GO	5.000%	8/1/27	155	167
Maryland GO	5.000%	8/1/27	65	70
Maryland GO	5.000%	8/1/27	30	32
Maryland GO	5.000%	8/1/27	100	108
Maryland GO	5.000%	3/15/28	125	137
Maryland GO	4.000%	6/1/28	80	80
Maryland GO	5.000%	6/1/28	150	165
Maryland GO	5.000%	8/1/28	485	536
Maryland GO	5.000%	8/1/28	225	249
Maryland GO	5.000%	3/15/29	90	101
Maryland GO	4.000%	6/1/29	200	200
Maryland GO	4.000%	8/1/29	120	129
Maryland GO	5.000%	8/1/29	165	186
Maryland GO	5.000%	8/1/29	185	204
Maryland GO	5.000%	8/1/29	150	162
Maryland GO	5.000%	8/1/29	90	102
Maryland GO	5.000%	3/15/30	160	175
Maryland GO	4.000%	8/1/30	110	114
Maryland GO	5.000%	8/1/30	140	158
Maryland GO	5.000%	8/1/30	420	483
Maryland GO	5.000%	8/1/30	235	259
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	115	120
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/28	135	147
Montgomery County MD GO	5.000%	11/1/24	130	132
Montgomery County MD GO	5.000%	10/1/25	135	139
Montgomery County MD GO	5.000%	10/1/26	360	381
Montgomery County MD GO, Prere.	5.000%	11/1/24	75	76
Montgomery County MD GO, Prere.	5.000%	11/1/24	225	228
Montgomery County MD GO, Prere.	5.000%	11/1/24	335	339
Montgomery County MD GO, Prere.	5.000%	11/1/24	420	425
Prince George's County MD GO	5.000%	7/15/26	80	84
Prince George's County MD GO	5.000%	9/15/26	45	48
Prince George's County MD GO	5.000%	7/15/27	160	173
Prince George's County MD GO	5.000%	7/15/28	60	66
				13,024
Massachusetts (2.9%)
Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	35	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/26	305	307
	Commonwealth of Massachusetts GO	5.000%	7/1/24	255	256
	Commonwealth of Massachusetts GO	5.000%	7/1/24	145	146
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	65	66
	Commonwealth of Massachusetts GO	5.000%	10/1/24	150	152
	Commonwealth of Massachusetts GO	5.000%	11/1/24	220	223
[2]	Commonwealth of Massachusetts GO	5.500%	12/1/24	50	51
	Commonwealth of Massachusetts GO	5.000%	1/1/25	125	127
	Commonwealth of Massachusetts GO	5.000%	5/1/25	100	102
	Commonwealth of Massachusetts GO	5.000%	7/1/25	80	82
	Commonwealth of Massachusetts GO	5.000%	7/1/25	405	416
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	305	316
	Commonwealth of Massachusetts GO	3.000%	12/1/25	150	150
	Commonwealth of Massachusetts GO	5.000%	1/1/26	200	208
	Commonwealth of Massachusetts GO	5.000%	3/1/26	50	52
	Commonwealth of Massachusetts GO	5.000%	4/1/26	5	5
	Commonwealth of Massachusetts GO	5.000%	5/1/26	100	105
	Commonwealth of Massachusetts GO	5.000%	7/1/26	130	137
	Commonwealth of Massachusetts GO	5.000%	7/1/26	255	268
	Commonwealth of Massachusetts GO	5.000%	11/1/26	110	117
	Commonwealth of Massachusetts GO	5.000%	12/1/26	220	234
	Commonwealth of Massachusetts GO	5.000%	1/1/27	70	74
	Commonwealth of Massachusetts GO	5.000%	5/1/27	100	107
	Commonwealth of Massachusetts GO	5.000%	7/1/27	210	226
	Commonwealth of Massachusetts GO	5.000%	7/1/27	135	145
	Commonwealth of Massachusetts GO	5.000%	9/1/27	65	70
	Commonwealth of Massachusetts GO	5.000%	10/1/27	70	76
	Commonwealth of Massachusetts GO	5.000%	11/1/27	150	163
	Commonwealth of Massachusetts GO	5.000%	5/1/28	100	110
	Commonwealth of Massachusetts GO	3.000%	7/1/28	50	49
	Commonwealth of Massachusetts GO	3.250%	7/1/28	100	99
	Commonwealth of Massachusetts GO	5.000%	7/1/28	145	160
	Commonwealth of Massachusetts GO	5.000%	7/1/28	300	331
	Commonwealth of Massachusetts GO	5.250%	8/1/28	215	240
	Commonwealth of Massachusetts GO	5.000%	1/1/29	20	22
	Commonwealth of Massachusetts GO	5.000%	5/1/29	100	112
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10	10
	Commonwealth of Massachusetts GO	5.000%	7/1/29	270	304
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10	11
	Commonwealth of Massachusetts GO	5.000%	9/1/29	5	6
	Commonwealth of Massachusetts GO	5.000%	10/1/29	95	107
	Commonwealth of Massachusetts GO	5.000%	11/1/29	10	11
	Commonwealth of Massachusetts GO	5.000%	1/1/30	115	125
	Commonwealth of Massachusetts GO	5.000%	1/1/30	25	28
	Commonwealth of Massachusetts GO	5.000%	5/1/30	470	471
	Commonwealth of Massachusetts GO	5.000%	5/1/30	100	114
	Commonwealth of Massachusetts GO	5.000%	7/1/30	30	31
	Commonwealth of Massachusetts GO	5.000%	7/1/30	25	29
[2]	Commonwealth of Massachusetts GO	5.500%	8/1/30	210	244
	Commonwealth of Massachusetts GO	5.000%	9/1/30	130	149
	Commonwealth of Massachusetts GO	5.000%	9/1/30	40	45
	Commonwealth of Massachusetts GO	5.000%	11/1/30	155	179
	Commonwealth of Massachusetts GO	5.000%	11/1/30	200	231
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	102
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	225	242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	65	75
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/26	215	221
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/27	25	26
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	140	144
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	135	142
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	95	102
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	5	5
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	10	8
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	80	90
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/29	5	6
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	105	122
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/25	215	221
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/27	55	58
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	150	163
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	75	77
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	95	108
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/30	75	79
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	125	126
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	65	67
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/25	25	26
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	100	104
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	15	16
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	80	85
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/30	50	56
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	110	113
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/26	250	264
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	275	292
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	20	22
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/28	25	28
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	165	174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	5	5
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	380	400
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	50	53
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	40	40
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	25	25
					11,522
Michigan (1.0%)
[1,7]	Detroit City School District GO	6.000%	5/1/29	310	335
[1,7]	Detroit City School District GO	5.250%	5/1/30	200	228
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	40	42
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	280	286
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	330	344
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	350	373
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	70	74
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	195	205
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	150	158
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	135	142
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/27	110	113
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	100	110
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	100	103
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	140	144
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/27	90	98
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/28	25	28
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/29	50	57
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/30	40	46
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/29	175	198
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/30	305	351
	University of Michigan College & University Revenue	5.000%	4/1/26	70	73
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	280	292
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	175	183
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	15	16
					3,999
Minnesota (1.0%)
	Metropolitan Council GAN GO	5.000%	12/1/25	55	57
	Metropolitan Council GAN GO	5.000%	12/1/26	240	255
	Metropolitan Council GAN GO	5.000%	12/1/27	100	109
	Metropolitan Council GAN GO	5.000%	12/1/28	25	28
	Metropolitan Council GAN GO	5.000%	12/1/29	170	193
	Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	100	106
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	40	42
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	485	514
	Minnesota Appropriations Revenue	5.000%	3/1/27	5	5
	Minnesota GO	5.000%	10/1/24	1,000	1,011
	Minnesota GO	5.000%	8/1/25	75	77
	Minnesota GO	5.000%	8/1/25	250	257
	Minnesota GO	5.000%	8/1/26	275	290
	Minnesota GO	5.000%	9/1/26	120	127
	Minnesota GO	5.000%	10/1/26	55	58
	Minnesota GO	5.000%	8/1/27	120	123
	Minnesota GO	5.000%	10/1/27	120	130
	Minnesota GO	5.000%	8/1/28	25	28
	Minnesota GO	5.000%	9/1/29	10	11
	Minnesota GO	5.000%	8/1/30	150	173
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/26	10	10
	Minnesota State General Fund Appropriations Revenue	5.000%	3/1/28	260	283
					3,989
Mississippi (0.2%)
	Mississippi GO	5.000%	10/1/26	5	5
	Mississippi GO	5.000%	10/1/27	350	379
	Mississippi GO	5.000%	10/1/28	85	92
	Mississippi GO	5.000%	10/1/29	55	59
	Mississippi GO, Prere.	5.000%	10/1/27	90	97
	Mississippi GO, Prere.	5.000%	10/1/27	20	22
	Mississippi GO, Prere.	5.000%	10/1/27	25	27
[1]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	60	65
					746
Missouri (0.5%)
	Liberty Public School District No. 53 GO	5.000%	3/1/24	100	100
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	95	102
	Missouri Highway & Transportation Commission Appropriations Revenue (Appropriation Mega Project)	5.000%	5/1/26	200	209
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appripriations Mega Project)	5.000%	5/1/24	490	491
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/29	55	62
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	40	40
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	250	251
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	170	178
	Springfield MO Public Utility Multiple Utility Revenue	3.375%	8/1/30	110	110
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	100	111
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	205	236
					1,890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nebraska (0.1%)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	250	272
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	195	217
					489
Nevada (1.0%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	500	502
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	50	50
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	45	46
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	115	121
	Clark County NV GO	5.000%	11/1/26	215	228
	Clark County NV GO	5.000%	11/1/27	20	21
	Clark County NV GO	5.000%	11/1/28	100	105
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	140	147
	Clark County School District GO	5.000%	6/15/24	175	176
	Clark County School District GO	5.000%	6/15/24	50	50
	Clark County School District GO	5.000%	6/15/25	65	67
	Clark County School District GO	5.000%	6/15/25	330	338
	Clark County School District GO	5.000%	6/15/26	245	254
	Clark County School District GO	5.000%	6/15/26	230	241
	Clark County School District GO	5.000%	6/15/27	250	259
	Las Vegas Valley Water District GO	5.000%	12/1/25	95	97
	Nevada GO	5.000%	4/1/24	60	60
	Nevada GO	5.000%	5/1/25	215	220
	Nevada GO	5.000%	4/1/26	40	41
	Nevada GO	5.000%	4/1/27	5	5
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	200	203
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	80	83
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	200	209
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	240	251
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	200	209
					3,983
New Jersey (7.5%)
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	350	372
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	150	133
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	60	60
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	500	505
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	500	502
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	175	179
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	165	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	750	753
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	50	51
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	400	410
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	75	79
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	315	342
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	145	148
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	500	529
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.000%	6/15/24	100	100
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	50	50
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	10	10
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	100	102
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	20	20
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,000	1,028
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	140	144
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	485	499
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	130	137
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/24	150	150
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	325	330
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	150	155
[8]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	1,100	1,145
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	690	746
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	255	268
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	160	166
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/27	630	658
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	25	27
	New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	155	155
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/27	275	294
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	15	16
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/31	1,000	1,167
	New Jersey GO	5.000%	6/1/24	950	954
	New Jersey GO	5.000%	6/1/25	710	727
	New Jersey GO	5.000%	6/1/26	545	570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey GO	5.000%	6/1/27	145	155
	New Jersey GO	5.000%	6/1/28	640	701
	New Jersey GO	5.000%	6/1/29	220	246
	New Jersey GO	4.000%	6/1/30	760	818
	New Jersey GO, Prere.	5.000%	6/1/25	100	102
	New Jersey GO, Prere.	5.000%	6/1/25	150	153
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	450	452
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	250	251
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	190	185
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	285	289
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	250	255
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	30	28
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	420	396
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	200	206
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	230	237
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	225	206
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	305	279
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	50	53
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	150	158
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,040	1,088
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	200	213
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	270	240
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	100	89
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	55	59
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	365	381
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	455	495
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	100	109
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	205	177
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	110	95
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	445	383
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	25	26
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	110	122
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	190	159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	800	666
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,250	1,303
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	100	104
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	225	254
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	80	90
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	330	372
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	85	69
[4]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/25	160	165
[2]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	310	316
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	10	10
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	290	291
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	25	27
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	110	118
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,090	1,137
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	110	120
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	215	216
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	215	233
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	60	65
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	200	222
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	50	50
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	60	65
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	70	76
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	200	226
	New Jersey Turnpike Authority Highway Revenue	3.375%	1/1/31	100	100
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	50	51
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	65	70
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	250	270
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	100	115
					29,455
New Mexico (0.5%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	230	231
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	160	168
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	30	31
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	180	193
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	240	263
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/26	210	220
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	115	124
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	70	77
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	25	28
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	205	230
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	160	183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	170	194
					1,942
New York (17.7%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/24	100	101
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/25	100	103
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/26	100	106
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/28	100	112
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/30	200	233
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/25	150	153
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	5	5
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/25	60	57
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	20	22
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	20	22
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/29	175	146
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	50	49
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	340	320
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	220	234
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	565	600
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	110	110
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	405	329
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	85	86
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	315	319
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	110	114
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	140	145
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	350	359
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	85	90
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	420	442
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	405	426
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	170	151
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	100	107
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	75	80

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	150	158
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	220	236
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	555	600
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	415	344
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	670	723
	Nassau County NY GO	5.000%	10/1/27	5	5
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	40	43
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	55	60
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/24	125	125
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	375	385
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	55	56
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	410	415
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	150	155
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	165	171
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	105	108
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	100	104
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	80	83
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	20	21
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	115	116
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	275	291
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	120	132
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	565	599
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	90	92
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	315	355
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	90	101
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	10	11
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	210	228
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	65	67
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	225	259
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	105	121

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	100	111
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	10	12
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	70	72
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	165	169
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	20	21
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	50	50
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	55	56
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	115	124
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	100	108
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	110	117
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	300	331
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	100	107
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	50	56
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	300	307
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	100	115
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	125	144
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	150	165
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	65	67
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	160	176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	95	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	450	456
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	505	511
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	105	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,000	1,012
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	255	262
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	160	166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	75	78

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	100	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	370	392
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	90	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	80	82
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	105	111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	185	196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/27	175	175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	30	33
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	235	255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	55	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	80	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	120	132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	145	161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	150	166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	165	171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	140	145
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	145	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	65	68
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	105	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	45	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	350	396
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	335	379
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	255	271
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	230	235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	115	123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	110	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	85	83

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	250	267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	160	184
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	125	144
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/25	10	10
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/25	95	98
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/27	5	5
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	100	108
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	200	222
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	100	115
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	50	50
New York GO	5.000%	3/15/30	100	115
New York NY GO	5.000%	8/1/24	145	146
New York NY GO	5.000%	8/1/24	295	297
New York NY GO	5.000%	8/1/24	675	680
New York NY GO	5.000%	8/1/24	665	670
New York NY GO	5.000%	8/1/24	250	252
New York NY GO	5.000%	8/1/25	90	91
New York NY GO	5.000%	8/1/25	165	169
New York NY GO	5.000%	8/1/25	200	203
New York NY GO	5.000%	8/1/25	370	380
New York NY GO	5.000%	8/1/25	40	41
New York NY GO	5.000%	8/1/25	455	467
New York NY GO	5.000%	8/1/25	315	323
New York NY GO	5.000%	8/1/25	60	62
New York NY GO	5.000%	8/1/25	105	108
New York NY GO	5.000%	8/1/25	625	642
New York NY GO	5.000%	8/1/25	100	103
New York NY GO	5.000%	8/1/25	200	205
New York NY GO	5.000%	8/1/26	15	16
New York NY GO	5.000%	8/1/26	10	10
New York NY GO	5.000%	8/1/26	110	115
New York NY GO	5.000%	8/1/26	70	73
New York NY GO	5.000%	8/1/26	175	183
New York NY GO	5.000%	8/1/26	100	105
New York NY GO	5.000%	8/1/26	40	42
New York NY GO	5.000%	8/1/26	95	99
New York NY GO	5.000%	8/1/26	200	209
New York NY GO	5.000%	8/1/26	85	89
New York NY GO	5.000%	8/1/26	230	241
New York NY GO	5.000%	8/1/26	100	105
New York NY GO	5.000%	8/1/26	100	105
New York NY GO	5.000%	8/1/26	45	47
New York NY GO	5.000%	3/1/27	85	85
New York NY GO	5.000%	3/1/27	45	48
New York NY GO	5.000%	8/1/27	20	21
New York NY GO	5.000%	8/1/27	140	147
New York NY GO	5.000%	8/1/27	300	321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/27	25	27
	New York NY GO	5.000%	8/1/27	160	171
	New York NY GO	5.000%	8/1/27	295	316
	New York NY GO	5.000%	8/1/28	150	154
	New York NY GO	5.000%	8/1/28	50	52
	New York NY GO	5.000%	8/1/28	395	419
	New York NY GO	5.000%	8/1/28	155	167
	New York NY GO	5.000%	8/1/28	215	234
	New York NY GO	5.000%	8/1/28	180	197
	New York NY GO	5.000%	8/1/28	120	132
	New York NY GO	5.000%	8/1/28	100	110
	New York NY GO	5.000%	8/1/28	1,000	1,097
	New York NY GO	5.000%	8/1/29	165	173
	New York NY GO	5.000%	8/1/29	135	145
	New York NY GO	5.000%	8/1/29	200	224
	New York NY GO	5.000%	8/1/29	135	151
	New York NY GO	5.000%	8/1/29	160	179
	New York NY GO	5.000%	8/1/29	35	39
	New York NY GO	5.000%	8/1/29	200	224
	New York NY GO	5.000%	8/1/29	145	162
	New York NY GO	5.000%	10/1/29	5	6
	New York NY GO	5.000%	4/1/30	100	113
	New York NY GO	5.000%	8/1/30	5	5
	New York NY GO	5.000%	8/1/30	115	120
	New York NY GO	5.000%	8/1/30	150	171
	New York NY GO	5.000%	8/1/30	285	324
	New York NY GO	5.000%	8/1/30	315	358
	New York NY GO	5.000%	8/1/30	100	114
	New York NY GO	5.000%	8/1/30	10	11
	New York NY GO	5.000%	8/1/30	190	216
	New York NY GO	5.000%	10/1/30	20	22
	New York NY GO	5.250%	10/1/30	35	38
	New York NY GO	5.000%	8/1/31	185	211
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/27	100	109
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/28	100	111
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	105
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	50	52
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	90	94
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5	5
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	185	202
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	100	109
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	615	672
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	175	188
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	600	601
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	100	102
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	170	173

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	500	559
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	350	391
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	100	112
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	460	493
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	175	178
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	255	291
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	5	6
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	100	114
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	165	184
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	50	57
New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/30	215	236
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	65	70
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	110	112
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	100	104
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	525	525
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	105	105
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	50	50
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	80	80
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	285	291
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	330	336
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	160	163
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	250	255
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	50	51
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	300	306
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	75	78
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	120	125
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	80	83
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	165	177
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	105	112
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM.	5.000%	3/15/28	15	17
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	100	102
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	500	511
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	180	184
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	500	509
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/25	30	31
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	300	317
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	130	137
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	140	152
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	160	162
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	145	150
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	200	214
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	25	28
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	200	214
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Bond Financing Program)	5.000%	10/1/24	100	101
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/24	100	101
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/28	160	168
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/28	100	110
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/29	195	205
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/29	200	225
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/30	170	179
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/30	100	115
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/30	45	49
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	100	104
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	55	58
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	165	184

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	190	217
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	60	60
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	95	98
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	125	132
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	65	65
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	50	55
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	40	43
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	355	364
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	150	158
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	375	400
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	235	255
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	25	27
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	65	69
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	25	25
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	155	155
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	255	255
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	50	51
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	50	51
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	155	158
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	50	52
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	185	193
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	55	57
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	105	112
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	285	285
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	10	10
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	435	444
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	45	46
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	200	211
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	100	102
New York State Thruway Authority Highway Revenue	5.000%	1/1/26	100	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/27	200	212
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	25	25
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	115	117
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	90	100
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	130	132
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	5	6
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	60	65
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	200	231
	New York State Thruway Authority Highway Revenue Tolls	5.000%	1/1/27	130	130
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	75	84
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/30	165	188
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/26	105	109
	New York State Thruway Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/25	110	112
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	390	390
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	220	220
[4]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/24	50	50
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	225	230
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	200	209
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	105	109
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	225	235
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	35	37
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	225	235
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	110	118
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/27	210	227
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/27	205	222
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	105	108
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	375	419
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5	5
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/29	50	56
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	20	21

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	100	114
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	205	216
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	100	114
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	500	500
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	530	541
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	45	45
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	55	55
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	525	547
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	25	27
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/30	275	314
Newark Board of Education GO	5.000%	10/1/30	130	148
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	100	104
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	70	72
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/26	65	67
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	30	31
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	125	129
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	85	90
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	90	93
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	100	111
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	75	77
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	30	31
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/30	150	164
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	100	116
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	30	30
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	570	577
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	250	253
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	290	293
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	10	10
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	175	177
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	300	304
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	135	140

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	100	106
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	250	265
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	230	250
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	75	83
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	205	228
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	200	222
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	300	244
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	75	80
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	105	119
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	5	6
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	170	174
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	55	58
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	535	577
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	440	483
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	175	196
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	215	244
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	400	460
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	240	274
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	475	473
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	50	52
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	110	111
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	375	381
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	400	410
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	255	262
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	85	88
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	105	110
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	50	53
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	100	108
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	135	145
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	600	600

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	495	539
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	100	109
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	150	165
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	100	110
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	100	100
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	110	122
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	50	50
				69,916
North Carolina (1.4%)
North Carolina Appropriations Revenue	5.000%	5/1/24	120	120
North Carolina Appropriations Revenue	5.000%	5/1/24	100	100
North Carolina Appropriations Revenue	5.000%	5/1/24	50	50
North Carolina Appropriations Revenue	5.000%	5/1/25	205	210
North Carolina Appropriations Revenue	5.000%	6/1/25	95	97
North Carolina Appropriations Revenue	5.000%	5/1/26	125	131
North Carolina Appropriations Revenue	5.000%	5/1/27	495	531
North Carolina Appropriations Revenue	5.000%	5/1/28	195	209
North Carolina Appropriations Revenue	5.000%	5/1/29	150	161
North Carolina Appropriations Revenue	5.000%	5/1/30	195	208
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	175	179
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/26	30	31
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/28	115	126
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	115	129
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	120	124
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	795	818
North Carolina GO	5.000%	6/1/25	10	10
North Carolina GO	5.000%	6/1/26	225	236
North Carolina GO	5.000%	6/1/27	45	47
North Carolina GO	5.000%	6/1/28	180	190
North Carolina GO	5.000%	6/1/29	95	107
North Carolina GO	5.000%	6/1/30	130	146
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	115	117
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	375	382
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	10	10
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	150	156
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	180	192
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	175	178
North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	50	56
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	140	142
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	255	264
North Carolina Special Obligation Revenue (Build NC Programs)	5.000%	5/1/27	40	43
				5,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio (1.8%)
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	100	103
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	100	106
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	100	108
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	100	110
[4]	Cincinnati City School District GO	5.250%	12/1/29	220	250
	Columbus OH GO	5.000%	7/1/25	200	205
	Columbus OH GO	5.000%	4/1/29	85	92
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/25	50	51
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/29	200	209
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	15	16
	Columbus OH Sewerage Sewer Revenue, Prere.	5.000%	12/1/24	295	298
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/35	265	268
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/29	45	50
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/29	20	22
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	45	45
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	130	131
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	30	30
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	30	30
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	545	552
	Ohio GO	5.000%	9/15/24	110	111
	Ohio GO	5.000%	12/15/24	80	81
	Ohio GO	5.000%	8/1/25	140	144
	Ohio GO	5.000%	8/1/25	125	129
	Ohio GO	5.000%	9/15/25	185	191
	Ohio GO	5.000%	8/1/26	50	53
	Ohio GO	5.000%	9/15/26	150	158
	Ohio GO	5.000%	8/1/27	225	243
	Ohio GO	5.000%	8/1/28	215	237
	Ohio GO	5.000%	9/15/29	260	293
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	75	76
	Ohio Government Fund/Grant Revenue	5.000%	12/15/26	10	11
	Ohio Government Fund/Grant Revenue	5.000%	12/15/27	125	136
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	75	78
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	180	188
	Ohio State University College & University Revenue	5.000%	12/1/29	260	294
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	50	54
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	10	11
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	115	115
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	50	51
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	120	126

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	175	188
Ohio Water Development Authority Water Revenue	5.000%	6/1/28	115	126
Ohio Water Development Authority Water Revenue	5.000%	6/1/29	470	524
Ohio Water Development Authority Water Revenue	5.000%	12/1/29	505	569
Upper Arlington City School District GO, Prere.	5.000%	12/1/27	100	109
Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	50	52
				7,024
Oklahoma (0.6%)
Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/29	170	168
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	330	339
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Norman Public Schools Project)	5.000%	6/1/24	270	271
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/25	160	164
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	45	48
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	175	184
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	100	105
Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/25	295	295
Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/27	15	15
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/25	250	254
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/26	320	332
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	5	5
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/30	100	112
Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	190	194
				2,486
Oregon (0.7%)
Multnomah County OR GO	5.000%	6/15/27	185	199
Multnomah County OR GO	5.000%	6/15/29	90	101
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/24	140	141
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	150	154
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	200	205
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	70	72
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	10	11
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	150	152
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	285	289
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	90	91

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/24	140	140
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/25	120	123
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	100	110
Oregon State Lottery Revenue	5.000%	4/1/27	10	10
Oregon State Lottery Revenue	5.000%	4/1/28	95	97
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	345	372
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	305	329
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	65	65
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	115	116
Washington County OR GO, Prere.	3.000%	7/1/29	20	20
				2,797
Pennsylvania (3.6%)
Allegheny County PA GO	5.000%	11/1/28	25	26
Commonwealth of Pennsylvania GO	5.000%	7/1/24	60	60
Commonwealth of Pennsylvania GO	5.000%	8/15/24	315	317
Commonwealth of Pennsylvania GO	5.000%	9/15/24	225	227
Commonwealth of Pennsylvania GO	5.000%	9/15/24	180	182
Commonwealth of Pennsylvania GO	5.000%	10/1/24	100	101
Commonwealth of Pennsylvania GO	5.000%	1/15/25	140	142
Commonwealth of Pennsylvania GO	5.000%	3/1/25	125	127
Commonwealth of Pennsylvania GO	5.000%	3/15/25	175	178
Commonwealth of Pennsylvania GO	5.000%	6/15/25	370	372
Commonwealth of Pennsylvania GO	5.000%	7/15/25	265	272
Commonwealth of Pennsylvania GO	5.000%	8/15/25	125	129
Commonwealth of Pennsylvania GO	5.000%	9/15/25	150	155
Commonwealth of Pennsylvania GO	5.000%	9/15/25	205	211
Commonwealth of Pennsylvania GO	5.000%	10/1/25	315	325
Commonwealth of Pennsylvania GO	5.000%	1/1/26	330	342
Commonwealth of Pennsylvania GO	5.000%	3/1/26	20	21
Commonwealth of Pennsylvania GO	5.000%	3/15/26	50	51
Commonwealth of Pennsylvania GO	5.000%	7/15/26	120	126
Commonwealth of Pennsylvania GO	5.000%	9/1/26	200	211
Commonwealth of Pennsylvania GO	5.000%	9/15/26	350	369
Commonwealth of Pennsylvania GO	5.000%	9/15/26	5	5
Commonwealth of Pennsylvania GO	5.000%	10/1/26	125	132
Commonwealth of Pennsylvania GO	5.000%	1/1/27	165	175
Commonwealth of Pennsylvania GO	5.000%	1/15/27	140	149
Commonwealth of Pennsylvania GO	5.000%	3/15/27	10	10
Commonwealth of Pennsylvania GO	3.000%	4/1/27	305	305
Commonwealth of Pennsylvania GO	5.000%	7/15/27	310	334
Commonwealth of Pennsylvania GO	5.000%	9/1/27	250	270
Commonwealth of Pennsylvania GO	5.000%	9/15/27	160	168
Commonwealth of Pennsylvania GO	5.000%	1/1/28	155	164
Commonwealth of Pennsylvania GO	5.000%	1/15/28	175	185
Commonwealth of Pennsylvania GO	5.000%	3/1/28	125	136
Commonwealth of Pennsylvania GO	5.000%	3/15/28	170	173
Commonwealth of Pennsylvania GO	3.000%	6/15/28	80	80
Commonwealth of Pennsylvania GO	5.000%	7/15/28	285	314
Commonwealth of Pennsylvania GO	5.000%	9/1/28	250	276
Commonwealth of Pennsylvania GO	4.000%	1/1/29	100	103
Commonwealth of Pennsylvania GO	5.000%	3/15/29	70	71
Commonwealth of Pennsylvania GO	4.000%	4/1/29	150	150
Commonwealth of Pennsylvania GO	5.000%	7/15/29	440	495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	150	152
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	300	298
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	145	145
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	200	229
	Commonwealth of Pennsylvania GO	4.000%	9/15/30	45	46
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	215	247
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	10	10
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	200	207
	Delaware Valley Regional Finance Authority Lease Revenue	5.000%	11/1/24	200	202
[2]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	1,065	1,172
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	115	115
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	150	151
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	170	172
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	30	31
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	210	216
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	80	83
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	75	79
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	110	112
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	35	37
	Philadelphia PA GO	5.000%	8/1/24	50	50
	Philadelphia PA GO	5.000%	8/1/25	145	149
	Philadelphia PA GO	5.000%	8/1/26	5	5
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	390	392
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	120	121
	Philadelphia School District GO	5.000%	9/1/24	205	206
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	215	226
[4]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/28	75	64
[6]	School District of Philadelphia GO	5.000%	9/1/27	175	183
[1]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/28	205	225
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	310	340
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	440	450
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	300	333
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	145	146
					14,233
Rhode Island (0.3%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	110	110

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	270	276
Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	270	283
Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	40	42
Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	90	94
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/29	200	215
				1,020
South Carolina (0.3%)
Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/24	100	101
Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	120	127
Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/29	5	5
Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/24	60	61
Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/25	50	52
Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	50	53
Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	50	54
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	240	242
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	100	100
South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	85	86
South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	415	438
				1,319
Tennessee (0.4%)
Memphis TN GO	5.000%	4/1/26	30	31
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	75	75
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	90	92
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	115	121
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	285	298
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	225	233
Metropolitan Government of Nashville & Davidson County TN GO	2.500%	1/1/29	150	143
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/29	30	33
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/29	65	71
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	10	11
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/30	105	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/30	15	17
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	230	238
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	90	93
					1,564
Texas (8.7%)
	Alamo Community College District GO	5.000%	2/15/25	170	173
	Alamo Community College District GO	5.000%	2/15/26	100	104
	Alamo Community College District GO	5.000%	2/15/29	150	166
	Alamo Community College District GO	5.000%	2/15/30	15	17
	Austin Independent School District GO	5.000%	8/1/24	180	181
	Austin Independent School District GO	5.000%	8/1/25	260	267
	Austin TX GO	2.950%	9/1/27	15	15
[4]	Austin TX Multiple Utility Revenue	5.250%	5/15/25	155	157
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/26	250	251
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	115	127
	Bexar County TX GO, Prere.	5.000%	6/15/24	80	80
	Bexar County TX GO, Prere.	5.000%	6/15/26	870	910
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	70	71
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	140	141
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	95	96
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	125	129
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	195	201
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	135	142
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	95	100
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	100	113
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	50	51
[9]	Clear Creek Independent School District GO	5.000%	2/15/30	250	254
[9]	Conroe Independent School District GO	5.000%	2/15/29	180	200
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	20	20
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	300	312
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	205	214
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	100	107
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	150	153
[9]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/31	1,000	1,005
[2]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	140	157
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	220	248
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	245	277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	570	578
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	15	16
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	50	52
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	525	543
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	245	253
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	100	103
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	160	169
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	100	110
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	100	112
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	50	57
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	100	114
[9]	Dallas Independent School District GO	5.000%	8/15/24	75	76
[9]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	640	645
[9]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	115	116
	Dallas TX GO	5.000%	2/15/26	100	104
	Dallas TX GO	5.000%	2/15/27	150	160
	Dallas TX GO	5.000%	2/15/28	100	109
	Dallas TX GO	5.000%	2/15/29	265	295
	Dallas TX GO	5.000%	2/15/30	100	113
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	115	116
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	70	72
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	5	5
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	100	103
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	175	180
[9]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	380	350
[9]	Fort Worth Independent School District GO	5.000%	2/15/28	10	10
[9]	Fort Worth Independent School District GO	5.000%	2/15/28	105	107
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	250	268
	Harris County TX GO	5.000%	10/1/24	160	162
	Harris County TX GO	5.000%	10/1/25	80	83
	Harris County TX GO	5.000%	10/1/26	130	134
	Harris County TX GO	5.000%	10/1/26	330	348
	Harris County TX GO	5.000%	10/1/27	155	159
	Harris County TX Highway Revenue	5.000%	8/15/24	95	96
	Harris County TX Highway Revenue	5.000%	8/15/25	165	170
	Harris County TX Highway Revenue	5.000%	8/15/30	25	26
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	590	596
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	25	25
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	250	253
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	80	81
[9]	Houston Independent School District GO	5.000%	2/15/25	225	229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Houston Independent School District GO	5.000%	2/15/26	180	187
[9]	Houston Independent School District GO	5.000%	2/15/26	30	31
[9]	Houston Independent School District GO	5.000%	2/15/27	140	146
[9]	Houston Independent School District GO	5.000%	2/15/28	115	122
[9]	Houston Independent School District GO	5.000%	2/15/28	50	52
[9]	Houston Independent School District GO	5.000%	2/15/30	75	78
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	85	93
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	90	98
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	140	140
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	445	447
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/26	475	477
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	15	15
	Houston TX GO	5.000%	3/1/24	75	75
	Houston TX GO	5.000%	3/1/25	115	117
	Houston TX GO	5.000%	3/1/25	150	153
	Houston TX GO	5.000%	3/1/26	310	323
	Houston TX GO	5.000%	3/1/26	50	52
	Houston TX GO	5.000%	3/1/27	65	67
	Houston TX GO	5.000%	3/1/27	5	5
	Houston TX GO	5.000%	3/1/28	100	106
	Houston TX GO	5.000%	3/1/28	50	54
	Houston TX GO	5.000%	3/1/29	105	112
	Houston TX GO	5.000%	3/1/29	35	39
	Houston TX GO	5.000%	3/1/30	30	33
[9]	Hutto Independent School District GO PUT	2.000%	8/1/25	250	246
[9]	Leander Independent School District GO, Prere.	0.000%	8/15/24	250	75
	Lewisville Independent School District GO	5.000%	8/15/25	65	67
	Lewisville Independent School District GO	4.000%	8/15/26	80	80
	Lewisville Independent School District GO	5.000%	8/15/28	155	159
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	100	107
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	100	113
[9]	North East TX Independent School District GO	5.250%	2/1/27	35	37
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	130	130
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	165	165
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	100	101
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	100	103
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	100	106
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	65	67
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	95	99
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	90	97
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	30	30
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	310	320
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	305	309
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	90	93
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	200	207
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	150	171
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	260	230
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	150	128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	655	541
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	375	299
[9]	Northside Independent School District GO PUT	0.700%	6/1/25	20	19
[9]	Northside Independent School District GO PUT	3.000%	8/1/26	150	148
[9]	Northside Independent School District GO PUT	2.000%	6/1/27	250	239
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	130	140
	Permanent University Fund - University of Texas System College & University Revenue, Prere.	4.000%	7/1/24	130	130
	Permanent University Fund - University of Texas System College & University Revenue, Prere.	5.000%	7/1/24	20	20
	Plano Independent School District GO	5.000%	2/15/25	200	204
[9]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	100	102
[9]	Round Rock Independent School District GO	5.000%	8/1/30	115	128
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	150	153
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	80	82
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	50	52
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	80	84
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	400	435
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	150	157
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	255	267
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	150	147
	San Antonio TX GO	5.000%	2/1/25	250	254
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	200	200
[9]	Spring Branch Independent School District GO	5.000%	2/1/26	100	104
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/46	85	85
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	45	45
	Texas A&M University College & University Revenue	5.000%	5/15/25	85	87
	Texas A&M University College & University Revenue	5.000%	5/15/26	175	183
	Texas A&M University College & University Revenue	5.000%	5/15/27	60	64
	Texas A&M University College & University Revenue	5.000%	5/15/28	85	91
	Texas GO	5.000%	4/1/24	90	90
	Texas GO	5.000%	10/1/24	465	466
	Texas GO	5.000%	10/1/25	65	66
	Texas GO	5.000%	4/1/26	175	175
	Texas GO	5.000%	10/1/26	185	185
	Texas GO	5.000%	10/1/26	180	186
	Texas GO	5.000%	10/1/27	90	90
	Texas GO	5.000%	10/1/27	165	170
	Texas GO	5.000%	10/1/28	75	77
	Texas GO	5.000%	10/1/29	175	180
	Texas GO	5.000%	4/1/30	105	105
	Texas GO, Prere.	5.000%	4/1/24	520	521
	Texas GO, Prere.	5.000%	4/1/24	320	320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO, Prere.	5.000%	4/1/24	45	45
	Texas GO, Prere.	5.000%	4/1/24	100	100
	Texas GO, Prere.	5.000%	4/1/24	200	200
	Texas GO, Prere.	5.000%	4/1/24	510	511
	Texas GO, Prere.	5.000%	4/1/24	370	370
	Texas GO, Prere.	5.000%	4/1/24	105	105
	Texas GO, Prere.	5.000%	4/1/24	25	25
	Texas GO, Prere.	5.000%	4/1/24	30	30
	Texas GO, Prere.	5.000%	10/1/24	375	379
	Texas GO, Prere.	5.000%	10/1/24	580	586
	Texas GO, Prere.	5.000%	10/1/24	385	389
	Texas State University System College & University Revenue	5.000%	3/15/27	60	64
	Texas State University System College & University Revenue	5.000%	3/15/28	35	37
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	500	505
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	550	551
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	355	367
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	50	53
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	120	120
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	220	220
	Texas Water Development Board Water Revenue	5.000%	4/15/25	125	128
	Texas Water Development Board Water Revenue	5.000%	4/15/29	200	215
	Texas Water Development Board Water Revenue	5.000%	10/15/29	70	72
	Texas Water Development Board Water Revenue	5.000%	4/15/30	50	55
	Texas Water Development Board Water Revenue	5.000%	10/15/30	130	134
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	135	145
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	65	68
	University of Texas System Regents College & University Revenue	5.000%	8/15/30	1,120	1,288
[9]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	435	447
					34,299
Utah (0.6%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	225	252
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	190	217
	Utah GO	5.000%	7/1/25	150	154
	Utah GO	5.000%	7/1/27	200	215
	Utah GO	5.000%	7/1/29	100	111
	Utah GO	5.000%	7/1/30	200	223
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	340	349
	Utah Transit Authority Sales Tax Revenue	4.000%	6/15/32	100	101
	Utah Transit Authority Sales Tax Revenue	4.000%	6/15/36	175	177
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	185	190
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10	10
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	100	103
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	20	21
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	315	323

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	55	56
				2,502
Virginia (1.7%)
Fairfax County VA GO	4.000%	10/1/26	325	333
Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	315	329
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	65	71
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	105	109
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	105	107
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/27	155	153
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	55	59
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	115	117
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	275	286
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	100	104
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	100	107
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	225	240
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	285	311
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	125	137
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	260	291
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	130	137
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	100	114
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	800	813
Virginia College Building Authority College & University Revenue	5.000%	9/1/27	190	199
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/25	135	137
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/26	70	73
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	95	95
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	190	195
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	65	68

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	340	365
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	170	184
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/30	100	108
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	25	26
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	210	217
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	40	42
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	250	264
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	75	80
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	60	65
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	135	136
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	100	101
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	60	60
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	100	103
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	85	89
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	100	108
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	15	15
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	95	98
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	20	21
					6,667
Washington (3.7%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/26	75	79
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/27	500	542
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	120	136
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	75	77
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	255	263
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	25	26
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	130	134
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	340	351
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	5	5
[4]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	50	43
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	155	156
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	25	26
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	45	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	145	149
	Energy Northwest Nuclear Revenue	5.000%	7/1/28	130	136
	Energy Northwest Nuclear Revenue	5.000%	7/1/29	105	112
	Energy Northwest Nuclear Revenue	4.000%	7/1/30	190	204
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	150	154
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	175	188
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	375	377
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	210	220
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	65	68
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	210	226
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	65	65
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	20	21
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	390	429
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	65	67
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	215	216
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	305	327
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	120	127
	Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Electric Power & Light Revenue	4.000%	1/1/39	20	20
	King County School District No. 414 Lake Washington GO	4.000%	12/1/29	40	43
	King County WA GO	4.000%	1/1/26	165	168
	King County WA GO	5.000%	1/1/30	265	300
	King County WA Sewer Revenue	4.000%	7/1/30	260	266
[1]	King County WA Sewer Revenue, Prere.	5.000%	7/1/24	1,715	1,724
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	140	142
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	100	102
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	15	15
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	25	25
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/25	75	76
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	5	6
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	215	219
	University of Washington College & University Revenue PUT	4.000%	8/1/27	100	103
	Washington Appropriations Revenue (Garvee-SR 520 Corridor Project)	5.000%	9/1/24	60	61
	Washington GO	5.000%	7/1/24	435	438
	Washington GO	5.000%	7/1/24	85	86
	Washington GO	5.000%	7/1/24	230	231
	Washington GO	5.000%	8/1/24	60	60
	Washington GO	5.000%	8/1/24	55	55
	Washington GO	5.000%	7/1/25	320	329
	Washington GO	5.000%	7/1/25	45	46
	Washington GO	5.000%	7/1/25	200	205
	Washington GO	4.000%	7/1/26	245	246

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	4.000%	7/1/26	145	149
Washington GO	4.000%	7/1/26	5	5
Washington GO	5.000%	7/1/26	50	52
Washington GO	5.000%	7/1/26	150	151
Washington GO	5.000%	7/1/26	175	178
Washington GO	5.000%	8/1/26	185	195
Washington GO	5.000%	8/1/26	65	68
Washington GO	4.000%	7/1/27	555	578
Washington GO	5.000%	7/1/27	305	310
Washington GO	5.000%	8/1/27	140	151
Washington GO	5.000%	7/1/28	55	56
Washington GO	5.000%	7/1/28	160	166
Washington GO	5.000%	7/1/28	325	330
Washington GO	5.000%	8/1/28	60	64
Washington GO	5.000%	7/1/29	255	259
Washington GO	5.000%	7/1/29	95	98
Washington GO	5.000%	8/1/29	225	236
Washington GO	5.000%	8/1/29	130	139
Washington GO	5.000%	7/1/30	235	244
Washington GO	5.000%	7/1/30	305	310
Washington GO	5.000%	7/1/30	200	229
Washington GO	5.000%	7/1/30	200	203
Washington GO	5.000%	8/1/30	15	16
Washington GO	5.000%	8/1/30	300	321
				14,445
Wisconsin (1.2%)
Dane County WI GO	2.500%	6/1/27	100	97
Wisconsin Appropriations Revenue, ETM	5.000%	5/1/24	475	476
Wisconsin Appropriations Revenue, ETM	5.000%	5/1/26	50	52
Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	25	27
Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	115	123
Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	230	246
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	107
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	107
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	250	287
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	200	213
Wisconsin GO	5.000%	11/1/24	345	349
Wisconsin GO	5.000%	5/1/25	205	208
Wisconsin GO	5.000%	5/1/25	225	230
Wisconsin GO	5.000%	11/1/25	150	155
Wisconsin GO	5.000%	5/1/26	145	147
Wisconsin GO	5.000%	11/1/26	355	376
Wisconsin GO	5.000%	11/1/27	175	188
Wisconsin GO	5.000%	11/1/27	105	113
Wisconsin GO	5.000%	5/1/28	305	309
Wisconsin GO	5.000%	11/1/28	115	123
Wisconsin GO	5.000%	11/1/28	115	123
Wisconsin GO	5.000%	11/1/29	80	86
Wisconsin GO	5.000%	5/1/30	180	205
Wisconsin GO	5.000%	5/1/30	260	296
				4,643
Total Tax-Exempt Municipal Bonds (Cost $386,338)				389,440

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[10]	Vanguard Municipal Cash Management Fund (Cost $1,875)	3.199%	18,748	1,875
Total Investments (99.3%) (Cost $388,213)				391,315
Other Assets and Liabilities—Net (0.7%)				2,849
Net Assets (100%)				394,164
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
3	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2024.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.  Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	389,440	—	389,440
Temporary Cash Investments	1,875	—	—	1,875
Total	1,875	389,440	—	391,315